Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Share capital	¥ 80,932	¥ 80,932
Domestic shares [member]
Disclosure of classes of share capital [line items]
Share capital	67,055	67,055
Overseas listed H shares [member]
Disclosure of classes of share capital [line items]
Share capital	¥ 13,877	¥ 13,877